Subsequent Events (Details) $ in Thousands, ¥ in Millions		12 Months Ended
	Jan. 09, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Subsequent Events [Line Items]
Unpaid survey fees		$ 200	¥ 1.7
Percentage of agreement majority stake		51.00%	51.00%
Property Value		$ 100,000
Market value		$ 100,000
Forecast [Member]
Subsequent Events [Line Items]
Unpaid survey fees	$ 87
W Motors [Member]
Subsequent Events [Line Items]
Percentage of agreement majority stake		49.00%	49.00%